Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of joint operations [line items]
Schedule of investments in joint ventures

		Class	Proportion of ownership interest
	Place of establishment	of share	and voting power held
Name of company	and operation	held	by the Group
			12/31/18	12/31/17	12/31/16
Shanghai Xinxin Investment Centre (Limited Partnership) (“Shanghai Xinxin”)	Shanghai, PRC	Limited partner interest	49.0%	49.0%	49.0%
Shanghai Chengxin Investment Center (Limited Partnership) (“Shanghai Chengxin”)	Shanghai, PRC	Limited partner interest	31.5%	31.5%	42.0%

Shanghai Xinxin Investment Centre (Limited Partnership) ("Shanghai Xinxin")
Disclosure of joint operations [line items]
Schedule of summarized financial information and reconciliation to the carrying amount of the interest in the joint ventures

Shanghai Xinxin

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Current assets	3,956	1,453	10,679
Non-current assets	16,462	53,782	13,283
Current liabilities	(268)	(6)	(7)
Net assets	20,150	55,229	23,955

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Total revenue	—	—	—
Profit (loss) for the year	4,827	(390)	4,540
Other comprehensive income for the year	—	30,441	—
Total comprehensive income for the year	4,827	30,051	4,540
Dividends received from the joint venture during the year	13,324	—	2,027

Reconciliation of the above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Net assets of the joint venture	20,150	55,229	23,955
Proportion of the Group’s ownership interest in Shanghai Xinxin	49.0%	49.0%	49.0%
	9,874	27,062	11,740
Distribution to general partner	3,179	—	—
Carrying amount of the Group’s interest in Shanghai Xinxin	13,053	27,062	11,740